Fees and Expenses	Jun. 27, 2025
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.21%	0.06%
Total Annual Fund Operating Expenses	0.96%	0.81%
Fee Waivers and Expense Reimbursements	(0.15)%*	(0.15)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.81%	0.66%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$83	$291	$516	$1,164
Class Z Shares	$67	$244	$435	$988

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	90.00%
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.25%	0.10%
Total Annual Fund Operating Expenses	1.15%	1.00%
Fee Waivers and Expense Reimbursements	(0.10)%*	(0.10)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.05%	0.90%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$107	$355	$623	$1,389
Class Z Shares	$92	$308	$543	$1,216

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	129.00%
Destinations International Equity Fund | Destinations International Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.28%	0.13%
Total Annual Fund Operating Expenses	1.28%	1.13%
Fee Waivers and Expense Reimbursements	(0.21)%*	(0.21)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.07%	0.92%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$109	$385	$682	$1,527
Class Z Shares	$94	$338	$602	$1,356

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	62.00%
Destinations Equity Income Fund | Destinations Equity Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.25%	0.10%
Acquired Fund Fees and Expenses (AFFE)*	0.02%	0.02%
Total Annual Fund Operating Expenses	1.07%	0.92%
Fee Waivers and Expense Reimbursements	(0.13)%**	(0.13)%**
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.94%	0.79%

*
Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.

**
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$96	$327	$578	$1,294
Class Z Shares	$81	$280	$497	$1,119

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.24%	0.09%
Total Annual Fund Operating Expenses	0.89%	0.74%
Fee Waivers and Expense Reimbursements	(0.05)%*	(0.05)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.84%	0.69%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$86	$279	$488	$1,091
Class Z Shares	$70	$232	$407	$914

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.

Portfolio Turnover, Rate	168.00%
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.30%	0.15%
Total Annual Fund Operating Expenses	1.00%	0.85%
Fee Waivers and Expense Reimbursements	(0.06)%*	(0.06)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.94%	0.79%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$96	$312	$547	$1,219
Class Z Shares	$81	$265	$465	$1,043

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	87.00%
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	None
Dividend/Interest on Short Sales	0.05%	0.05%
Other Expenses	0.25%	0.10%
Total Annual Fund Operating Expenses	1.15%	1.00%
Fee Waivers and Expense Reimbursements	(0.12)%*	(0.12)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.03%	0.88%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$105	$353	$621	$1,387
Class Z Shares	$90	$306	$541	$1,214

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	112.00%
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.24%	0.09%
Total Annual Fund Operating Expenses	0.94%	0.79%
Fee Waivers and Expense Reimbursements	(0.13)%*	(0.13)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.81%	0.66%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$83	$287	$507	$1,143
Class Z Shares	$67	$239	$426	$966

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	1.35%	1.35%
Distribution and Service (12b-1) Fees	None	None
Dividend/Interest on Short Sales	0.03%	0.03%
Other Expenses	0.25%	0.10%
Acquired Fund Fees and Expenses (AFFE)*	0.10%	0.10%
Total Annual Fund Operating Expenses	1.73%	1.58%
Fee Waivers and Expense Reimbursements	(0.41)%**	(0.41)%**
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.32%	1.17%

*
Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.

**
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$135	$506	$902	$2,010
Class Z Shares	$120	$460	$823	$1,847

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%
Destinations Shelter Fund | Destinations Shelter Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.36%	0.21%
Total Annual Fund Operating Expenses	1.21%	1.06%
Fee Waivers and Expense Reimbursements	(0.06)%*	(0.06)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.15%	1.00%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$117	$378	$659	$1,461
Class Z Shares	$102	$331	$579	$1,289

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
Destinations Real Assets Fund | Destinations Real Assets Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses have been restated to reflect estimated expenses for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, and are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None
Other Expenses*	0.49%	0.34%
Acquired Fund Fees and Expenses (AFFE)**	0.02%	0.02%
Total Annual Fund Operating Expenses	1.51%	1.36%
Fee Waivers and Expense Reimbursements	(0.26)%†	(0.26)%†
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.25%	1.10%

*
Other Expenses have been restated to reflect estimated expenses for the current fiscal year. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).”

**
AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, and are estimated for the current fiscal year.

†
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$127	$452	$799	$1,779
Class Z Shares	$112	$405	$720	$1,612

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund has not been an active component in the advisory models that are implemented through the Destinations Funds. The Adviser was the sole beneficial owner of the Fund and the Fund had only de minimis assets, which consisted entirely of cash. Therefore, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%